NATURE OF BUSINESS	12 Months Ended
Dec. 31, 2016
NATURE OF BUSINESS [Abstract]
NATURE OF BUSINESS
1.	NATURE OF BUSINESS

Nordic American Tankers Limited (“NAT”) was formed on June 12, 1995 under the laws of the Islands of Bermuda. The Company’s shares trade under the symbol “NAT” on the New York Stock Exchange. The Company was formed for the purpose of acquiring and chartering double-hull tankers.

The Company is an international tanker company that currently owns 33 Suezmax tankers, including three newbuildings expected to be delivered in 2018 and one newbuilding delivered in 2017, an increase from the three vessels owned in the autumn of 2004. The Company expects that the expansion process will continue over time and that more vessels will be added to its fleet. The 29 vessels the Company operated per December 31, 2016, average approximately 156,000 dwt each. In 2016, 2015 and 2014, the Company chartered its operating vessels primarily in the spot market.

In January 2013 NAT acquired Scandic American Shipping Ltd. (“Scandic”) and NAT Chartering Ltd (formerly Orion Tankers Ltd) (“NATC”). Accordingly, these financial statements are presented on a consolidated basis for NAT and its subsidiaries (“the Company”). For the year ended December 31, 2016, and December 31, 2015, Scandic had the daily administrative and operational responsibility and NATC has provided services as the commercial manager. The Group provided assistance in the formation of Nordic American Offshore in 2013 and the initial public offering in 2014, and Scandic has provided administrative services in 2016, 2015 and 2014. For further details on the acquisition of the subsidiaries and the investment in NAO please see Note 4 and Note 5, respectively.

Tanker markets are typically stronger in the fall and winter months (the fourth and first quarters of the calendar year) in anticipation of increased oil consumption in the northern hemisphere during the winter months.  Seasonal variations in tanker demand normally result in seasonal fluctuations in spot market charter rates.

The Company’s Fleet
Including four newbuildings, the Company’s current fleet consists of 33 Suezmax crude oil tankers of which 31 were built, or are under construction, in Korea. The Company has entered into preliminary contracts for the construction of three Suezmax vessels expected to be delivered in the second half of 2018.

Vessel	Built	Deadweight Tons	Delivered to NAT
Nordic Harrier	1997	151,459	1997
Nordic Hawk	1997	151,475	1997
Nordic Hunter	1997	151,401	1997
Nordic Voyager	1997	149,591	2004
Nordic Fighter	1998	153,328	2005
Nordic Freedom	2005	159,331	2005
Nordic Discovery	1998	153,328	2005
Nordic Saturn	1998	157,331	2005
Nordic Jupiter	1998	157,411	2006
Nordic Moon	2002	160,305	2006
Nordic Apollo	2003	159,998	2006
Nordic Cosmos	2003	159,999	2006
Nordic Sprite	1999	147,188	2009
Nordic Grace	2002	149,921	2009
Nordic Mistral	2002	164,236	2009
Nordic Passat	2002	164,274	2010
Nordic Vega	2010	163,940	2010
Nordic Breeze	2011	158,597	2011
Nordic Aurora	1999	147,262	2011
Nordic Zenith	2011	158,645	2011
Nordic Sprinter	2005	159,089	2014
Nordic Skier	2005	159,089	2014
Nordic Light	2010	158,475	2015
Nordic Cross	2010	158,475	2015
Nordic Luna	2004	150,037	2016
Nordic Castor	2004	150,249	2016
Nordic Sirius	2000	150,183	2016
Nordic Pollux	2003	150,103	2016
Nordic Star	2016	159,000	2016
Nordic Space(1)	2017	159,000	2017
Newbuilding(1)	2018	157,000	2018(2)
Newbuilding(1)	2018	157,000	2018(2)
Newbuilding(1)	2018	157,000	2018(2)

(1) Vessel under construction per December 31, 2016.
(2) Expected delivery during the second half of 2018